Summary of Noninterest Income (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2020	Sep. 30, 2019
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 428,317	¥ 403,992
Foreign exchange gains (losses)—net	[1]	22,785	27,923
Trading account gains (losses)—net	[2]	257,591	395,405
Investment gains (losses)—net:
Debt securities	[1]	46	31,092
Equity securities	[1]	266,119	(126,648)
Equity in earnings (losses) of equity method investees—net	[1]	5,788	22,066
Gains on disposal of premises and equipment	[1]	6,849	1,693
Other noninterest income	[2],[3]	23,715	34,839
Total noninterest income		1,011,210	790,362
Securities related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	78,441	64,498
Deposits related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	7,408	7,570
Lending related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[2],[5]	79,619	68,609
Correspondent clearing
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	54,785	56,075
Investment advisory, management and administrative service
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	45,948	48,291
Fiduciary and trust
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	54,425	56,459
Agency business
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	15,064	15,152
Guarantee related business
Disaggregation of Revenue [Line Items]
Fee and commission income	[1]	15,560	13,898
Financial service, other
Disaggregation of Revenue [Line Items]
Fee and commission income	[4]	77,067	73,440
Financial service
Disaggregation of Revenue [Line Items]
Fee and commission income		¥ 428,317	¥ 403,992

[1]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[2]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[3]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 17 “Fair value” for further details.
[4]	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
[5]	Most of the lending-related fees such as commitment fees and arrangement fees are not within the scope of ASC 606.